Label	Element	Value
Property, Plant And Equipment And Right Of Use Assets	tx_PropertyPlantAndEquipmentAndRightOfUseAssets	$ 5,817,609,000
IFRS 9 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	tx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	507,000
IAS 29 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	tx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	690,326,000
Issued capital [member]
Equity	ifrs-full_Equity	2,004,743,000	[1],[2]
Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	(2,403,664,000)	[1]
Issued capital discount [Member]
Equity	ifrs-full_Equity	(2,324,866,000)	[1],[3]
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	5,432,229,000	[1]
Equity attributable to owners of parent [member] | IFRS 9 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	tx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	303,000	[1]
Equity attributable to owners of parent [member] | IAS 29 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	tx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	421,502,000	[1]
Treasury shares [member]
Equity	ifrs-full_Equity	(150,000,000)	[1],[2]
Initial public offering expenses [Member]
Equity	ifrs-full_Equity	(23,295,000)	[1]
Other reserves [member]
Equity	ifrs-full_Equity	1,416,571,000	[1],[4]
Other reserves [member] | IFRS 9 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	tx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	450,000	[1],[4]
Retained earnings [member]
Equity	ifrs-full_Equity	6,912,740,000	[1]
Retained earnings [member] | IFRS 9 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	tx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	(147,000)	[1]
Retained earnings [member] | IAS 29 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	tx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	421,502,000	[1]
Non-controlling interests [member]
Equity	ifrs-full_Equity	1,111,375,000
Non-controlling interests [member] | IFRS 9 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	tx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	204,000
Non-controlling interests [member] | IAS 29 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	tx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	268,824,000
Land [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	587,174,000
Buildings and improvements [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	1,782,198,000
Vehicle, furniture and fixtures [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	47,388,000
Construction in progress [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	617,950,000
Spare parts [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	110,945,000
Machinery [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	2,622,584,000
Accumulated depreciation and amortisation [member]
Property, Plant And Equipment And Right Of Use Assets	tx_PropertyPlantAndEquipmentAndRightOfUseAssets	(5,883,623,000)
Right-of-use assets	ifrs-full_RightofuseAssets	(5,918,000)
Accumulated depreciation and amortisation [member] | Land [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	0
Accumulated depreciation and amortisation [member] | Buildings and improvements [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(1,520,976,000)
Accumulated depreciation and amortisation [member] | Vehicle, furniture and fixtures [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(217,394,000)
Accumulated depreciation and amortisation [member] | Construction in progress [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	0
Accumulated depreciation and amortisation [member] | Spare parts [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(13,275,000)
Accumulated depreciation and amortisation [member] | Machinery [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	(4,126,060,000)
Gross carrying amount [member]
Property, Plant And Equipment And Right Of Use Assets	tx_PropertyPlantAndEquipmentAndRightOfUseAssets	11,701,232,000
Right-of-use assets	ifrs-full_RightofuseAssets	55,288,000
Gross carrying amount [member] | Land [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	587,174,000
Gross carrying amount [member] | Buildings and improvements [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	3,303,174,000
Gross carrying amount [member] | Vehicle, furniture and fixtures [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	264,782,000
Gross carrying amount [member] | Construction in progress [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	617,950,000
Gross carrying amount [member] | Spare parts [Member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	124,220,000
Gross carrying amount [member] | Machinery [member]
Property, plant and equipment	ifrs-full_PropertyPlantAndEquipment	$ 6,748,644,000

[1]	Shareholders’ equity is determined in accordance with accounting principles generally accepted in Luxembourg.
[2]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2018, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2018, the Company held 41,666,666 shares as treasury shares.
[3]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[4]	Include mainly legal reserve under Luxembourg law for $200.5 million, undistributable reserves under Luxembourg law for $1.4 billion, hedge accounting reserve, net of tax effect, for $0.5 million and reserves related to the acquisition of non-controlling interest in subsidiaries for $(88.5) million.